SCHEDULE OF CURRENT LEGAL PROCEEDINGS (Details) - 12 months ended Dec. 31, 2024 ¥ in Millions		USD ($)	CNY (¥)	CNY (¥)
Recorded in Account Payable		$ 3,025,277		¥ 22.1
Recorded in Accrued legal expenses		$ 2,750,033	¥ 20.1
Wang Zhangang [Member]
Plaintiff		Wang Zhangang	Wang Zhangang
Defendant		Zibo Yipeng, Ganzhou Yipeng	Zibo Yipeng, Ganzhou Yipeng
Cause of Action		Labor disputes	Labor disputes
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 3,836
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Zhangdian District Labor Dispute Arbitration Committee	Zhangdian District Labor Dispute Arbitration Committee
Shenzhen Haiying Science & Technology Co., Ltd. [Member]
Plaintiff		Shenzhen Haiying Science & Technology Co., Ltd.	Shenzhen Haiying Science & Technology Co., Ltd.
Defendant		Huizhou Yipeng, Ganzhou Yipeng	Huizhou Yipeng, Ganzhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 5,351
Recorded in Accrued legal expenses		$ 38,177
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Shenzhen Futian District People’s Court	Shenzhen Futian District People’s Court
Suzhou Industrial Park Deyanfu Mechanical Equipment Co Ltd [Member]
Plaintiff		Suzhou Industrial Park Deyanfu Mechanical Equipment Co., Ltd.	Suzhou Industrial Park Deyanfu Mechanical Equipment Co., Ltd.
Defendant		Huizhou Yipeng	Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 1,096
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Suzhou Industrial Park People’s Court	Suzhou Industrial Park People’s Court
Ganzhou Dari Mechanical And Electrical Equipment Co Ltd [Member]
Plaintiff		Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.
Defendant		Ganzhou Yipeng	Ganzhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 10,652
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Ganzhou Dari Mechanical And Electrical Equipment Co Ltd One [Member]
Plaintiff		Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.
Defendant		Huizhou Yipeng	Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 8,496
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Jiangxi Province Ganzhou Economic and Technological Development Zone People’s Court	Jiangxi Province Ganzhou Economic and Technological Development Zone People’s Court
Shenzhen Kaifu Mechanical And Electrical Equipment Co Ltd [Member]
Plaintiff		Shenzhen Kaifu Mechanical and Electrical Equipment Co., Ltd.	Shenzhen Kaifu Mechanical and Electrical Equipment Co., Ltd.
Defendant		Ganzhou Yipeng	Ganzhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 19,728
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Longgang District People’s Court	Longgang District People’s Court
Shenzhen Yuqiang New Materials Co Ltd Zhongshan Branch [Member]
Plaintiff		Shenzhen Yuqiang New Materials Co., Ltd., Zhongshan Branch	Shenzhen Yuqiang New Materials Co., Ltd., Zhongshan Branch
Defendant		Ganzhou Yipeng	Ganzhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 10,761
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Zhongshan City Second People’s Court	Zhongshan City Second People’s Court
Deng Yongbo [Member]
Plaintiff		Deng Yongbo	Deng Yongbo
Defendant		Huizhou Yipeng	Huizhou Yipeng
Cause of Action		Labor disputes	Labor disputes
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 33,336
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Huizhou Huicheng District Labor and Personnel Dispute Arbitration Committee	Huizhou Huicheng District Labor and Personnel Dispute Arbitration Committee
Shenzhen Kuayue Express Co Ltd [Member]
Plaintiff		Shenzhen Kuayue Express Co., Ltd.	Shenzhen Kuayue Express Co., Ltd.
Defendant		Yilon Energy, Huizhou Yipeng	Yilon Energy, Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 10,546
Recorded in Accrued legal expenses		$ 3,784
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Shenzhen Bao’an District People’s Court	Shenzhen Bao’an District People’s Court
Shenzhen Jintongda Machinery Co Ltd [Member]
Plaintiff		Shenzhen Jintongda Machinery Co., Ltd.	Shenzhen Jintongda Machinery Co., Ltd.
Defendant		Ganzhou Yipeng	Ganzhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 44,750
Recorded in Accrued legal expenses		$ 10,061
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Shenzhen Haizhuolian Mechanical And Electrical Equipment Co Ltd Ganzhou Branch [Member]
Plaintiff		Shenzhen Haizhuolian Mechanical and Electrical Equipment Co., Ltd., Ganzhou Branch	Shenzhen Haizhuolian Mechanical and Electrical Equipment Co., Ltd., Ganzhou Branch
Defendant		Ganzhou Yipeng	Ganzhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Judgment effected	Judgment effected
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 5,480
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Shenzhen Fengshengyuan Technology Co Ltd [Member]
Plaintiff		Shenzhen Fengshengyuan Technology Co., Ltd.	Shenzhen Fengshengyuan Technology Co., Ltd.
Defendant		Huizhou Yipeng	Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 14,034
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Guangzhou Intermediate People’s Court	Guangzhou Intermediate People’s Court
Shandong Chuangying Flooring Engineering Co Ltd [Member]
Plaintiff		Shandong Chuangying Flooring Engineering Co., Ltd.	Shandong Chuangying Flooring Engineering Co., Ltd.
Defendant		Zibo Yipeng, Huizhou Yipeng	Zibo Yipeng, Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 2,614
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Zibo Zhangdian District People’s Court Fengshui Tribunal	Zibo Zhangdian District People’s Court Fengshui Tribunal
Amphenol Automotive Connection Systems Changzhou Co Ltd [Member]
Plaintiff		Amphenol Automotive Connection Systems Changzhou Co., Ltd.	Amphenol Automotive Connection Systems Changzhou Co., Ltd.
Defendant		Huizhou Yipeng	Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 11,074
Recorded in Accrued legal expenses		$ 897
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Changzhou Xinbei District People’s Court	Changzhou Xinbei District People’s Court
Lanzhou Electric Motor Co Ltd Companies [Member]
Plaintiff	[1]	Lanzhou Electric Motor Co., Ltd. Companies(i)	Lanzhou Electric Motor Co., Ltd. Companies(i)
Defendant	[1]	Ganzhou Yipeng	Ganzhou Yipeng
Cause of Action	[1]	Contractual Dispute	Contractual Dispute
Status	[1]	Case applying for preservation	Case applying for preservation
Recorded in Account Payable	[1]	$ 2,877,443
Recorded in Accrued legal expenses	[1]	$ 357,459
Status of Subsequent Updates to the Filing Date	[1]	No change	No change
Name of the Court	[1]	Lanzhou New District People’s Court	Lanzhou New District People’s Court
Shenzhen Lingyueda Technology Co Ltd [Member]
Plaintiff		Shenzhen Lingyueda Technology Co., Ltd.	Shenzhen Lingyueda Technology Co., Ltd.
Defendant		Huizhou Yipeng	Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 13,940
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Shenzhen Guangming District People’s Court	Shenzhen Guangming District People’s Court
Cixi Saiside Environmental Protection Technology Co Ltd [Member]
Plaintiff		Cixi Saiside Environmental Protection Technology Co., Ltd.	Cixi Saiside Environmental Protection Technology Co., Ltd.
Defendant		Ganzhou Yipeng	Ganzhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 10,960
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Suzhou Qinglizi New Energy Technology Co Ltd [Member]
Plaintiff		Suzhou Qinglizi New Energy Technology Co., Ltd.	Suzhou Qinglizi New Energy Technology Co., Ltd.
Defendant		Ganzhou Yipeng, Huizhou Yipeng	Ganzhou Yipeng, Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 9,661
Recorded in Accrued legal expenses		$ 513
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Taicang District People’s Court	Taicang District People’s Court
Yutong Bus Co Ltd [Member]
Plaintiff	[2]	Yutong Bus Co., Ltd.(ii)	Yutong Bus Co., Ltd.(ii)
Defendant	[2]	Huizhou Yipeng & Elong Power (Ganzhou)	Huizhou Yipeng & Elong Power (Ganzhou)
Cause of Action	[2]	Contractual Dispute	Contractual Dispute
Status	[2]	Case applying for preservation	Case applying for preservation
Recorded in Account Payable	[2]
Recorded in Accrued legal expenses	[2]	$ 430,611
Status of Subsequent Updates to the Filing Date	[2]	No change	No change
Name of the Court	[2]	Zhengzhou Guancheng District People’s Court	Zhengzhou Guancheng District People’s Court
Ganzhou Tongcheng Hardware And Electrical Co Ltd [Member]
Plaintiff		Ganzhou Tongcheng Hardware & Electrical Co., Ltd.	Ganzhou Tongcheng Hardware & Electrical Co., Ltd.
Defendant		Ganzhou Yipeng	Ganzhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 15,708
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Lanjun Hardware And Electrical Co Ltd [Member]
Plaintiff		Lanjun Hardware & Electrical Co., Ltd.	Lanjun Hardware & Electrical Co., Ltd.
Defendant		Huizhou Yipeng	Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 2,486
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Ganzhou Jiankong Investment Holding Group Co Ltd [Member]
Plaintiff		Ganzhou Jiankong Investment Holding Group Co., Ltd.	Ganzhou Jiankong Investment Holding Group Co., Ltd.
Defendant		Ganzhou Yipeng	Ganzhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Xianning Fengdan Public Transport Holding Co Ltd [Member]
Plaintiff		Xianning Fengdan Public Transport Holding Co., Ltd.(iii)	Xianning Fengdan Public Transport Holding Co., Ltd.(iii)
Defendant		Ganzhou Yipeng, Huizhou Yipeng	Ganzhou Yipeng, Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Judgment effected	Judgment effected
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 1,021,879
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Xianning Xianning District People’s Court	Xianning Xianning District People’s Court
Ganzhou Gert Machinery Co Ltd [Member]
Plaintiff		Ganzhou Gert Machinery Co., Ltd.	Ganzhou Gert Machinery Co., Ltd.
Defendant		Ganzhou Yipeng	Ganzhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 4,842
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Connet Changzhou Intelligent Technology Co Ltd [Member]
Plaintiff		Connet (Changzhou) Intelligent Technology Co., Ltd.	Connet (Changzhou) Intelligent Technology Co., Ltd.
Defendant		Huizhou Yipeng	Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 4,681
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Xiamen Kinglong Travel Vehicle Co Ltd Lin Zhengbin Tongcheng Zhilian Shenzhen Technology Co Ltd [Member]
Plaintiff		Xiamen Kinglong Travel Vehicle Co., Ltd., Lin Zhengbin, Tongcheng Zhilian (Shenzhen) Technology Co., Ltd.	Xiamen Kinglong Travel Vehicle Co., Ltd., Lin Zhengbin, Tongcheng Zhilian (Shenzhen) Technology Co., Ltd.
Defendant		Huizhou Yipeng	Huizhou Yipeng
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Shenzhen Intermediate People’s Court	Shenzhen Intermediate People’s Court
Chery Wanda Guizhou Bus Co Ltd [Member]
Plaintiff	[3]	Chery Wanda Guizhou Bus Co., Ltd.(iv)	Chery Wanda Guizhou Bus Co., Ltd.(iv)
Defendant	[3]	Huizhou Yipeng	Huizhou Yipeng
Cause of Action	[3]	Contractual Dispute	Contractual Dispute
Status	[3]	Case applying for preservation	Case applying for preservation
Recorded in Account Payable	[3]
Recorded in Accrued legal expenses	[3]	$ 790,454
Status of Subsequent Updates to the Filing Date	[3]	No change	No change
Name of the Court	[3]	Guiyang Huaxi District People’s Court	Guiyang Huaxi District People’s Court

[1]	In April 2024, a customer of our company filed a lawsuit against Ganzhou Yipeng in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at USD$3.1 million,RMB 22.7 million). According to the court judgment obtained, Ganzhou Yipeng is required to return the USD$3.1 million(RMB 22.7 million) it has already received and pay liquidated damages. Based on this judgment, the company has assessed the relevant facts and legal obligations and recognized a provision of USD 0.4 million (RMB 2.6 million). As of the reporting date, the parties are still negotiating the claim, and the company is preparing for the appeal process
[2]	In December 2024, a customer of the Company filed a lawsuit against Huizhou Yipeng in Henan Province, seeking reimbursement of battery repair costs. According to the court judgment obtained, Huizhou Yipeng is required to pay the customer USD$0.4 million(RMB 3.1 million) for battery replacement and other related expenses. Based on this judgment, the Company has carefully assessed the relevant facts and legal obligations and has recognized a provision of USD$0.4 million(RMB 3.1 million) in liabilities.
[3]	In 2022, a customer of the Company filed a lawsuit against Huizhou Yipeng and Ganzhou Yipeng in Guizhou Province, seeking payment for the costs associated with replacing a vehicle’s power battery. According to the court judgment obtained, Huizhou Yipeng and Ganzhou Yipeng must jointly pay the customer a total of USD$ 0.8 million(RMB 5.8 million) for the vehicle’s power battery replacement and related expenses. Based on this effective judgment and management’s assessment of the relevant facts and legal obligations, the Company has recognized a provision of RMB 5.8 million in its financial statements.